COMMITMENTS AND CONTINGENCIES COMMITMENTS AND CONTINGENCIES Loss Contingencies (Details) $ in Millions	3 Months Ended		12 Months Ended			15 Months Ended
	Sep. 26, 2018 USD ($)	Jun. 27, 2018 USD ($)	Jun. 26, 2019 USD ($) LegalMatter	Jun. 27, 2018 USD ($)	Jun. 28, 2017 USD ($)	Jun. 26, 2019 USD ($) LegalMatter
Loss Contingencies [Line Items]
Cyber security incident charges	$ 0.4	$ 2.0	$ 0.4	$ 2.0	$ 0.0
Number of matters pending or threatened which are expected to have a material adverse effect | LegalMatter			0			0
Cyber security incident [Member]
Loss Contingencies [Line Items]
Cyber insurance coverage deductible			$ 2.0
Cyber security incident charges						$ 4.2
Receivable due from insurance			1.8			1.8
Loss contingency, estimate of possible loss			$ 5.0			$ 5.0